Income Taxes	12 Months Ended
Sep. 30, 2024
Income Tax Disclosure [Abstract]
Income Taxes

(12) Income Taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of the Cayman Islands. The Company mainly conducts its business through its subsidiaries in the PRC. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

The Company’s subsidiaries incorporated in the British Virgin Islands are not subject to taxation.

Hong Kong

The Company’s Hong Kong subsidiaries are subject to Hong Kong Profits Tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The profits tax rate for the first HKD 2 million of corporate profits is 8.25%, while the standard profits tax rate of 16.5% remains for profits exceeding HKD 2 million ($256,000) of the assessable profit for the years ended September 30, 2024 and 2023. Tax losses of $22,364 can be carried forward to offset profits in future years until fully absorbed but cannot be carried back.

PRC

The Company’s PRC operating subsidiaries are governed by the income tax laws of the PRC and the income tax provisions in respect to operations in the PRC is calculated at the applicable tax rate on the taxable income for the periods based on existing legislation, interpretations, and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to an income tax of 25% of taxable income. The net tax loss of $8,091,503 attributable to those PRC entities, can be carried forward for five years, through 2028.

During the years ended September 30, 2024 and 2023, the effective income tax rate was estimated to be 0% and 0%, respectively. The standard income tax rate for the years ending September 30, 2024 and 2023 was 25% and 25% respectively.

MAIUS PHARMACEUTICAL CO., LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2024 AND 2023